Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Fair Value Measurement Inputs and Valuation Techniques
The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Company’s financial instruments that are not accounted for at a fair value on a recurring basis.

		December 31, 2024		December 31, 2023
	Fair Value Hierarchy Level	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $
Recurring:
Cash, cash equivalents and restricted cash	Level 1	689,004	689,004	480,771	480,771
Short-term investments	Level 1	10,000	10,000	172,604	172,604
Marketable securities	Level 1	22,442	22,442	—	—
Obligation relating to EU ETS (note 7)(1)	Level 1	(6,588)	(6,588)	—	—

Non-recurring:
Operating lease right-of-use assets (note15)	Level 2	11,735	11,735	—	—

Other:
Advances to equity-accounted joint venture – long-term	Level 2	380	(2)	2,880	(2)
Obligations related to finance leases, including current portion (note 9)	Level 2	—	—	(139,599)	(143,968)
(1)As part of the EU ETS requirements, for the year ended December 31, 2024, the Company recorded an obligation related to EU ETS which was included as part of accrued liabilities in the consolidated balance sheet as at December 31, 2024. This amount can include an accrual representing the difference between the total emissions liability and the carrying value of the EUAs held as at the end of the reporting period. The fair value of the accrual is estimated using the fair market value of an EUA that is traded on a regulated energy exchange at the end of the reporting period. As at December 31, 2024, an accrual of $0.7 million was made as the carrying value of the EUAs held was less than the total emissions liability.
(2)The advances to its equity-accounted joint venture, together with the Company’s investment in the equity-accounted joint venture, form the net aggregate carrying value of the Company’s interests in the equity-accounted joint venture in these consolidated financial statements. As at December 31, 2024 and December 31, 2023, the fair values of the individual components of such aggregate interests were not determinable.